Nature of Business and Organization (Tables)	12 Months Ended
Jun. 30, 2025
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company	The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:
Name of Entity	Principal Activities	Place and Date of Incorporation	Ownership

Regencell Bioscience Limited	Research and Development Day-to-day operations	Hong Kong, incorporated on May 12, 2015	100% owned by Regencell Bioscience Holdings Limited
Regencell Limited	Production and testing laboratory Research and Development	Hong Kong, incorporated on November 20, 2014	100% owned by Regencell Bioscience Holdings Limited
Regencell Bioscience Asia Limited	Research and Development	Hong Kong, incorporated on September 17, 2021 (Ceased business on December 31, 2023 and deregistered on November 1, 2024)	60% owned by Regencell Bioscience Limited
Regencell Bioscience North America Limited	Research and Development	BVI, incorporated on April 25, 2022	100% owned by Regencell Bioscience Holdings Limited